Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Summary of accounts receivable, net

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable – third parties	10,666,230	7,146,902	1,021,555
Less: allowance for credit losses	(102,200)	(887,898)	(126,913)
Accounts receivable, net	10,564,030	6,259,004	894,642

Summary of allowance for credit losses

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Allowance for credit losses at beginning of the year	—	102,200	14,608
Additions charged to expense	102,200	785,698	112,305
Allowance for credit losses at end of the year	102,200	887,898	126,913

Summary of aging of accounts receivable based on the services provided

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Within 90 days	3,606,000	4,016,277	574,074
90 – 180 days	3,606,000	1,209,825	172,928
180 days – 1 year	3,454,230	1,920,800	274,553
Accounts receivable	10,666,230	7,146,902	1,021,555